SCHEDULE OF PROPERTY AND EQUIPMENT ANNUAL DEPRECIATION RATES (Details)	12 Months Ended
Dec. 31, 2022
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
[custom:PropertyPlantAndEquipmentAnnualDepreciationRates]	10.00%
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
[custom:PropertyPlantAndEquipmentAnnualDepreciationRates]	15.00%
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:PropertyPlantAndEquipmentAnnualDepreciationRates]	10.00%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:PropertyPlantAndEquipmentAnnualDepreciationRates]	33.00%